Provision for Legal and Administrative Claims (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Provision for Legal and Administrative Claims [Line Items]
Provisions	R$ 288,875	R$ 254,723	R$ 17,484
Civil Claims [Member]
Provision for Legal and Administrative Claims [Line Items]
Provisions	37,499	20,239	8,256
Risk of loss	37,481	0
Labor Claims [Member]
Provision for Legal and Administrative Claims [Line Items]
Provisions	28,126	22,694	9,228
Risk of loss	66,641	48,265
Tax Claims [Member]
Provision for Legal and Administrative Claims [Line Items]
Provisions	223,250	211,790
Risk of loss	R$ 99,488	R$ 133,967